Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Foreign Exchange Contracts
The fair value of PMI’s foreign exchange contracts included in the consolidated balance sheet as of December 31, 2013 and 2012, were as follows:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
(in millions)	Balance Sheet Classification	2013	2012	Balance Sheet Classification	2013	2012
Foreign exchange contracts designated as hedging instruments	Other current assets	$111	$146	Other accrued liabilities	$44	$8
	Other assets	—	—	Other liabilities	46	—
Foreign exchange contracts not designated as hedging instruments	Other current assets	42	14	Other accrued liabilities	12	47
				Other liabilities	14	—
Total derivatives		$153	$160		$116	$55

Hedging Activities Effect on Consolidated Statements of Earnings and Other Comprehensive Earnings
Hedging activities, which represent movement in derivatives as well as the respective underlying transactions, had the following effect on PMI’s consolidated statements of earnings and other comprehensive earnings:
:

	For the Year Ended December 31, 2013
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$319		$—		$319
Cost of sales	6		—		6
Marketing, administration and research costs	—		1		1
Operating income	325		1		326
Interest expense, net	(56)		3		(53)
Earnings before income taxes	269		4		273
Provision for income taxes	(34)		2		(32)
Net earnings attributable to PMI	$235		$6		$241

Other Comprehensive Earnings/(Losses):
Gains transferred to earnings	$(269)			$34	$(235)
Recognized gains	236			(30)	206
Net impact on equity	$(33)			$4	$(29)
Currency translation adjustments		$(79)		$27	$(52)

	For the Year Ended December 31, 2012
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$66		$—		$66
Cost of sales	19		—		19
Marketing, administration and research costs	—		—		—
Operating income	85		—		85
Interest expense, net	(60)		14		(46)
Earnings before income taxes	25		14		39
Provision for income taxes	(3)		1		(2)
Net earnings attributable to PMI	$22		$15		$37

Other Comprehensive Earnings/(Losses):
Gains transferred to earnings	$(25)			$3	$(22)
Recognized gains	113			(14)	99
Net impact on equity	$88			$(11)	$77
Currency translation adjustments		$(19)		$5	$(14)

62

	For the Year Ended December 31, 2011
(in millions)	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$(17)		$—		$(17)
Cost of sales	34		—		34
Marketing, administration and research costs	—		—		—
Operating income	17		—		17
Interest expense, net	(37)		56		19
Earnings before income taxes	(20)		56		36
Provision for income taxes	2		(13)		(11)
Net earnings attributable to PMI	$(18)		$43		$25

Other Comprehensive Earnings/(Losses):
Losses transferred to earnings	$20			$(2)	$18
Recognized losses	(4)			(1)	(5)
Net impact on equity	$16			$(3)	$13
Currency translation adjustments		$2		$—	$2

Pre-Tax Effect of Foreign Exchange Contracts Designated as Cash Flow Hedging Instruments
For the years ended December 31, 2013, 2012 and 2011, foreign exchange contracts that were designated as cash flow hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2013	2012	2011	2013	2012	2011
Foreign exchange contracts					$236	$113	$(4)
	Net revenues	$319	$66	$(17)
	Cost of sales	6	19	34
	Interest expense, net	(56)	(60)	(37)
Total		$269	$25	$(20)	$236	$113	$(4)

Pre-Tax Effect of Foreign Exchange Contracts Designated as Net Investment Hedging Instruments
For the years ended December 31, 2013, 2012 and 2011, foreign exchange contracts that were designated as net investment hedging instruments impacted the consolidated statements of earnings and comprehensive earnings as follows:

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Net Investment Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings/(Losses) into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings/(Losses) on Derivatives
		2013	2012	2011	2013	2012	2011
Foreign exchange contracts					$(79)	$(19)	$2
	Interest expense, net	$—	$—	$—

Pre-Tax Effect of Foreign Exchange Contracts not Designated as Hedging Instruments
As a result, for the years ended December 31, 2013, 2012 and 2011, these items impacted the consolidated statement of earnings as follows:

(pre-tax, in millions)
Derivatives not Designated as Hedging Instruments	Statement of Earnings Classification of Gain/(Loss)	Amount of Gain/(Loss) Recognized in Earnings
		2013	2012	2011
Foreign exchange contracts
	Marketing, administration and research costs	$1	$—	$—
	Interest expense, net	3	14	56
Total		$4	$14	$56

Hedging Activity Reported in Accumulated Other Comprehensive Earnings (Losses), Net of Income Taxes
Hedging activity affected accumulated other comprehensive losses, net of income taxes, as follows:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Gain as of January 1,	$92	$15	$2
Derivative (gains)/losses transferred to earnings	(235)	(22)	18
Change in fair value	206	99	(5)
Gain as of December 31,	$63	$92	$15